Stockholders’ Equity (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended
	Oct. 01, 2024	Nov. 26, 2025	Mar. 31, 2026	Mar. 24, 2026	Dec. 31, 2025	Dec. 22, 2025	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, per share shares			$ 0.001		$ 0.001		$ 0.001
Accrued compensation			$ 237		$ 41		$ 1,249,099
Preferred stock, shares outstanding			96,731		96,731		107,789
Common stock, shares authorized			500,000,000		500,000,000		500,000,000
Common stock, par value			$ 0.001		$ 0.001		$ 0.001
Reverse stock split				1-for-200
Vivaventures Royalty II, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Company held					1,000		1,000
Aggregate carrying value					$ 4,000		$ 4,000
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized						200,000,000
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized						500,000,000
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, per share shares			$ 1,000		$ 1,000
Conversion price					$ 1.00
Percentage of dividends		6.00%	6.00%
Accrued compensation	$ 116,300,000
Number of shares issued	33,621
Number of shares sold	107,789
Preferred stock, shares issued			96,731		96,731		107,789
Preferred stock, shares outstanding			96,731		96,731		107,789
Reverse stock split			1-for-200 reverse stock split
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, per share shares					$ 1,000
Conversion price					$ 1.00